Plant and Equipment	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Plant and Equipment
16.
Plant and equipment

	Leasehold improvements	Computers	Furniture and equipment	Total
	S$’000	S$’000	S$’000	S$’000
2023
Cost
Beginning of financial year	3,972	5,124	883	9,979
Additions	36	701	46	783
Disposals during the year	(247)	(307)	(137)	(691)
Currency revaluation adjustments	(59)	(125)	(17)	(201)
End of financial year	3,702	5,393	775	9,870
Accumulated depreciation and impairment
Beginning of financial year	3,309	3,484	651	7,444
Depreciation charge	429	973	106	1,508
Impairment charge	—	48	7	55
Disposals during the year	(242)	(257)	(124)	(623)
Impairment written off during the year	—	(48)	(7)	(55)
Currency revaluation adjustments	(41)	(95)	(14)	(150)
End of financial year	3,455	4,105	619	8,179
Net book value
End of financial year	247	1,288	156	1,691

	Leasehold improvements	Computers	Furniture, equipment and motor vehicle	Total
	S$’000	S$’000	S$’000	S$’000
2022
Cost
Beginning of financial year	4,395	4,589	842	9,826
Additions	221	1,131	79	1,431
Reclassification	(82)	—	82	—
Disposals during the year	(437)	(433)	(90)	(960)
Currency revaluation adjustments	(125)	(163)	(30)	(318)
End of financial year	3,972	5,124	883	9,979
Accumulated depreciation
Beginning of financial year	2,866	3,050	581	6,497
Depreciation charge	964	984	171	2,119
Disposals during the year	(437)	(429)	(76)	(942)
Currency revaluation adjustments	(84)	(121)	(25)	(230)
End of financial year	3,309	3,484	651	7,444
Net book value
End of financial year	663	1,640	232	2,535